Fair Value Measurement	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value Measurement
21. FAIR VALUE MEASUREMENT
The following section describes the valuation methodologies the Company uses to measure assets and liabilities at fair value.
The Company uses quoted prices in active markets for identical assets to determine fair value where applicable. This pricing methodology applies to Level 1 investments such as bond funds. The fair value of principal protected notes was determined by its present value utilizing rate of return as the market observable input as there are no quoted prices in active markets for identical securities and are classified as Level 2 instruments.
For the years ended December 31, 2019, none of the Company’s assets were Level 2 instruments assets valued based significant unobservable inputs.
The following table presents our assets measured at fair value on a recurring basis as of December 31, 2019:
December 31, 2019

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	—	2,010	—	2,010